Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expense, Current [Abstract]
Summary of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets as of December 31, 2025 and 2024 consisted of the following (in thousands):

	December 31,
	2025	2024
Value-added tax refund receivable	$763	$1,575
Insurance	1,982	—
Deposits	1,305	—
Other	899	1,478
Total prepaid expenses and other current assets	$4,949	$3,053